Condensed Consolidated Statement of Operations (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 544,232	$ 351,856	$ 1,033,418	$ 654,218
Service expenses	346,725	224,449	663,077	432,248
Selling, general and administrative expenses	49,871	43,349	98,623	83,678
Depreciation and amortization	49,232	45,202	98,137	90,235
Income from continuing operations before interest and taxes	98,404	38,856	173,581	48,057
Interest expense	13,665	14,760	27,792	29,501
Interest income	(132)	(111)	(227)	(175)
Income from continuing operations before taxes	84,871	24,207	146,016	18,731
Taxes	31,781	9,385	54,907	7,795
Net income (loss) from continuing operations	53,090	14,822	91,109	10,936
Discontinued operations (net of tax)	1,415	849	2,330	1,973
Net income	54,505	15,671	93,439	12,909
Parent
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses	11,074	9,320	20,900	18,150
Depreciation and amortization	429	334	858	666
Income from continuing operations before interest and taxes	(11,503)	(9,654)	(21,758)	(18,816)
Interest expense	14,154	14,733	28,602	29,445
Interest income	(953)	(1,832)	(2,232)	(3,562)
Equity in earnings of consolidated affiliates	(71,596)	(28,001)	(125,427)	(41,355)
Income from continuing operations before taxes	46,892	5,446	77,299	(3,344)
Taxes	(7,613)	(10,225)	(16,140)	(16,253)
Net income (loss) from continuing operations	54,505	15,671	93,439	12,909
Net income	54,505	15,671	93,439	12,909
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	511,064	325,261	963,372	594,330
Service expenses	320,627	203,790	610,016	387,527
Selling, general and administrative expenses	36,358	29,465	72,869	58,902
Depreciation and amortization	46,038	41,910	91,495	83,616
Income from continuing operations before interest and taxes	108,041	50,096	188,992	64,285
Interest expense	365	1,731	1,240	3,439
Interest income	(2)	(1)	(2)	(4)
Equity in earnings of consolidated affiliates	(3,276)	845	(7,468)	(5,084)
Income from continuing operations before taxes	110,954	47,521	195,222	65,934
Taxes	39,358	19,520	69,795	24,579
Net income (loss) from continuing operations	71,596	28,001	125,427	41,355
Net income	71,596	28,001	125,427	41,355
Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue	34,818	28,326	73,308	63,350
Service expenses	27,748	22,390	56,323	48,183
Selling, general and administrative expenses	2,439	4,564	4,854	6,626
Depreciation and amortization	2,765	2,958	5,784	5,953
Income from continuing operations before interest and taxes	1,866	(1,586)	6,347	2,588
Interest expense	24	18	48	32
Interest income	(55)		(91)	(24)
Income from continuing operations before taxes	1,897	(1,604)	6,390	2,580
Taxes	36	90	1,252	(531)
Net income (loss) from continuing operations	1,861	(1,694)	5,138	3,111
Discontinued operations (net of tax)	1,415	849	2,330	1,973
Net income	3,276	(845)	7,468	5,084
Eliminations/Reclassifications
Condensed Financial Statements, Captions [Line Items]
Revenue	(1,650)	(1,731)	(3,262)	(3,462)
Service expenses	(1,650)	(1,731)	(3,262)	(3,462)
Interest expense	(878)	(1,722)	(2,098)	(3,415)
Interest income	878	1,722	2,098	3,415
Equity in earnings of consolidated affiliates	74,872	27,156	132,895	46,439
Income from continuing operations before taxes	(74,872)	(27,156)	(132,895)	(46,439)
Net income (loss) from continuing operations	(74,872)	(27,156)	(132,895)	(46,439)
Net income	$ (74,872)	$ (27,156)	$ (132,895)	$ (46,439)